Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with rules adopted by the Securities and Exchange Commission (“SEC”) pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive “compensation actually paid” (“CAP”, as calculated in accordance with the SEC rules) and certain Company performance measures for the fiscal years listed below. For information regarding the Company’s pay-for-performance
philosophy and how the Company aligns executive pay with performance, refer to our Compensation Discussion & Analysis (“CD&A”).

	CEO (1)		Non-CEO NEOs (2)
	Summary Compensation Table Total	Compensation Actually Paid (3)(4)	Average Summary Compensation Table Total	Average Compensation Actually Paid (3)(4)	Year-end value of $100 invested on December 31, 2021	Net (Loss) Income (in millions)
Year	$	$	$	$	$	$
2024	3,907,942	2,620,419	1,440,900	1,234,865	40	(15)
2023	2,760,237	2,496,749	1,358,960	1,323,834	44	(8)
2022	3,581,605	(348,115)	975,834	519,692	48	(6)

(1)
Amounts reported in the CEO columns reflect (i) the total compensation reported in the Summary Compensation Table for Robert Kay, the “CEO”, for each of 2022, 2023 and 2024 and (ii) the CAP for Robert Kay for each of 2022, 2023 and 2024.

(2)
Amounts reported in the
Non-CEO
NEOs columns reflect (i) the average of the total compensation reported in the Summary Compensation Table for Jeffrey Siegel, Daniel Siegel, and Laurence Winoker for each of 2022 and 2023; Daniel Siegel and Laurence Winoker for 2024; and (ii) the average CAP for Jeffrey Siegel, Daniel Siegel, and Laurence Winoker for each of 2022 and 2023; Daniel Siegel and Laurence Winoker for 2024.

(3)
To calculate the CAP, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. The deductions from, and additions to, total compensation in the Summary Compensation Table by year that were used to calculate CAP include:

	2024		2023		2022
	CEO	Average Non- CEO NEOs	CEO	Average Non- CEO NEOs	CEO	Average Non- CEO NEOs
Total Compensation from Summary Compensation Table	$3,907,942	$1,440,900	$2,760,237	$1,358,960	$3,581,605	$975,834
Adjustments for Equity Awards

Adjustment for grant date values in the Summary Compensation Table	$(1,854,400)	$(317,200)	$(888,000)	$(145,813)	$(2,401,430)	$(199,103)

Year-end fair value of unvested awards granted in the current year	$1,124,125	$192,285	$974,241	$170,460	$760,174	$63,026

Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(135,807)	$(23,227)	$(147,788)	$(13,947)	$(1,649,816)	$(196,778)

Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(421,441)	$(57,893)	$(201,941)	$(45,826)	$(638,648)	$(123,287)

Total Adjustments for Equity Awards	$(1,287,523)	$(206,035)	$(263,488)	$(35,126)	$(3,929,720)	$(456,142)

Compensation Actually Paid (as calculated)*	$2,620,419	$1,234,865	$2,496,749	$1,323,834	$(348,115)	$519,692

*No adjustments were m
a
de for pension or dividends not otherwise included in total compensation.

(4)	The equity valuation assumptions used for purposes of calculating CAP are not materially different from the grant date valuation assumptions.

Named Executive Officers, Footnote	Amounts reported in the
Non-CEO
	NEOs columns reflect (i) the average of the total compensation reported in the Summary Compensation Table for Jeffrey Siegel, Daniel Siegel, and Laurence Winoker for each of 2022 and 2023; Daniel Siegel and Laurence Winoker for 2024; and (ii) the average CAP for Jeffrey Siegel, Daniel Siegel, and Laurence Winoker for each of 2022 and 2023; Daniel Siegel and Laurence Winoker for 2024.
PEO Total Compensation Amount	$ 3,907,942	$ 2,760,237	$ 3,581,605
PEO Actually Paid Compensation Amount	$ 2,620,419	2,496,749	(348,115)
Adjustment To PEO Compensation, Footnote
(3)
To calculate the CAP, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. The deductions from, and additions to, total compensation in the Summary Compensation Table by year that were used to calculate CAP include:

	2024		2023		2022
	CEO	Average Non- CEO NEOs	CEO	Average Non- CEO NEOs	CEO	Average Non- CEO NEOs
Total Compensation from Summary Compensation Table	$3,907,942	$1,440,900	$2,760,237	$1,358,960	$3,581,605	$975,834
Adjustments for Equity Awards

Adjustment for grant date values in the Summary Compensation Table	$(1,854,400)	$(317,200)	$(888,000)	$(145,813)	$(2,401,430)	$(199,103)

Year-end fair value of unvested awards granted in the current year	$1,124,125	$192,285	$974,241	$170,460	$760,174	$63,026

Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(135,807)	$(23,227)	$(147,788)	$(13,947)	$(1,649,816)	$(196,778)

Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(421,441)	$(57,893)	$(201,941)	$(45,826)	$(638,648)	$(123,287)

Total Adjustments for Equity Awards	$(1,287,523)	$(206,035)	$(263,488)	$(35,126)	$(3,929,720)	$(456,142)

Compensation Actually Paid (as calculated)*	$2,620,419	$1,234,865	$2,496,749	$1,323,834	$(348,115)	$519,692

*No adjustments were m
a
de for pension or dividends not otherwise included in total compensation.

Non-PEO NEO Average Total Compensation Amount	$ 1,440,900	1,358,960	975,834
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,234,865	1,323,834	519,692
Adjustment to Non-PEO NEO Compensation Footnote
(3)
To calculate the CAP, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. The deductions from, and additions to, total compensation in the Summary Compensation Table by year that were used to calculate CAP include:

	2024		2023		2022
	CEO	Average Non- CEO NEOs	CEO	Average Non- CEO NEOs	CEO	Average Non- CEO NEOs
Total Compensation from Summary Compensation Table	$3,907,942	$1,440,900	$2,760,237	$1,358,960	$3,581,605	$975,834
Adjustments for Equity Awards

Adjustment for grant date values in the Summary Compensation Table	$(1,854,400)	$(317,200)	$(888,000)	$(145,813)	$(2,401,430)	$(199,103)

Year-end fair value of unvested awards granted in the current year	$1,124,125	$192,285	$974,241	$170,460	$760,174	$63,026

Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(135,807)	$(23,227)	$(147,788)	$(13,947)	$(1,649,816)	$(196,778)

Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(421,441)	$(57,893)	$(201,941)	$(45,826)	$(638,648)	$(123,287)

Total Adjustments for Equity Awards	$(1,287,523)	$(206,035)	$(263,488)	$(35,126)	$(3,929,720)	$(456,142)

Compensation Actually Paid (as calculated)*	$2,620,419	$1,234,865	$2,496,749	$1,323,834	$(348,115)	$519,692

*No adjustments were m
a
de for pension or dividends not otherwise included in total compensation.

Compensation Actually Paid vs. Total Shareholder Return
NEO CAP and Lifetime Brands’ Cumulative TSR
The graph below depicts the relationship between CEO and Average NEO’s CAP to the Company’s cumulative TSR. As depicted, CAP is generally aligned with cumulative TSR performance over the preceding three years.

Compensation Actually Paid vs. Net Income
NEO CAP and Lifetime Brands’ Net (Loss) Income
The graph below depicts the relationship between CEO and Average NEO’s CAP to the Company’s net (loss) income. While CAP increased in 2023 and remained relatively stable in 2024, the net loss continued to increase over the three years.

Total Shareholder Return Amount	$ 40	44	48
Net Income (Loss)	$ (15,000,000)	(8,000,000)	(6,000,000)
PEO Name	Robert Kay
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,287,523)	(263,488)	(3,929,720)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,854,400)	(888,000)	(2,401,430)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,124,125	974,241	760,174
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(135,807)	(147,788)	(1,649,816)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(421,441)	(201,941)	(638,648)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(206,035)	(35,126)	(456,142)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(317,200)	(145,813)	(199,103)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	192,285	170,460	63,026
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(23,227)	(13,947)	(196,778)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (57,893)	$ (45,826)	$ (123,287)